INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses	$ 12,010,274	$ 12,010,274	$ 12,167,021
Brands	644,800	644,800	644,800
Customer relationships	1,540,447	1,540,447	1,540,447
Intangible assets, gross	14,195,521	14,195,521	14,352,268
Less: accumulated amortization	(7,908,931)	(7,712,656)	(6,465,443)
Estimated aggregate amortization expense, Total	$ 6,286,590	$ 6,482,865	$ 7,886,825